Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2015
Leasehold improvement [Member]
Schedule of estimated useful life
Estimated useful lives	3 years
Furniture, fixtures and equipment [Member]
Schedule of estimated useful life
Estimated useful lives	5 years
Computer software [Member]
Schedule of estimated useful life
Estimated useful lives	1 year